Related Party Transactions - Summary of Compensation of Directors and Key Management (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Related party transactions [abstract]
Salaries, bonuses, benefits and directors' fees included in the Consolidated Statements of Comprehensive Loss	$ 925	$ 292	$ 2,804	$ 1,392
Salaries, bonuses and benefits included in PP&E	0	234	0	234
Equity compensation	930	331	2,757	1,590
Total for the year ended	1,855	$ 857	5,561	$ 3,216
Total due to directors and key management	$ 230		$ 230		$ 2,376